Goodwill and Other Intangible Assets (Schedule of Estimated Amortization Expense Relating to Intangible Assets) (Details) $ in Thousands	Mar. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Remaining 9 months of 2018	$ 24,251
2019	31,964
2020	31,627
2021	31,056
2022	9,921
Thereafter	3,992
Net Book Value	$ 132,811